INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 193
2024	116
Amortized cost	$ 309	$ 640